Net interest income (Tables)	3 Months Ended
Jun. 30, 2019
Disclosure Net Interest Income [Line Items]
Disclosure Net Interest Income Explanatory

Note 3 Net interest income[1]

	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits[2]	2,070	2,028	1,952	4,099	3,822
Interest income from securities financing transactions[3]	545	498	397	1,044	702
Interest income from other financial instruments measured at amortized cost	83	96	37	179	68
Interest income from debt instruments measured at fair value through other comprehensive income	27	26	36	52	73
Interest income from derivative instruments designated as cash flow hedges	29	26	77	55	222
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	2,755	2,674	2,499	5,429	4,888
Interest expense on loans and deposits[4]	1,228	1,137	856	2,365	1,578
Interest expense on securities financing transactions[5]	324	288	316	612	569
Interest expense on debt issued	404	457	429	860	863
Interest expense on lease liabilities[6]	30	30		60	0
Total interest expense from financial instruments measured at amortized cost	1,986	1,912	1,600	3,898	3,010
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	769	762	899	1,531	1,878
Net interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading	327	434	230	762	509
Net interest income from brokerage balances	43	77	158	120	337
Interest income from financial instruments at fair value not held for trading	575	522	422	1,096	772
Other interest income	42	46	44	88	117
Interest expense on financial instruments designated at fair value	(753)	(740)	(566)	(1,492)	(1,010)
Total net interest income from financial instruments measured at fair value through profit or loss	234	339	288	573	726
Total net interest income	1,003	1,101	1,187	2,104	2,604
1 Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information. 2 Consists of interest income from cash and balances at central banks, loans and advances to banks, and negative interest on amounts due to banks and customer deposits. 3 Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions. 4 Consists of interest expense on amounts due to banks and customer deposits, and negative interest on cash and balances at central banks, loans and advances to banks. 5 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions. 6 Relates to lease liabilities recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.